PGIM S&P 500 Buffer 12 ETF - May
Schedule of Investments  (unaudited)
as of July 31, 2025
Description	Shares	Value
Short-Term Investments 107.3%
Affiliated Mutual Fund 0.7%
PGIM Core Government Money Market Fund (7-day effective yield 4.492%) (cost $55,048)(wb)	55,048	$55,048
Options Purchased*~ 106.6%
(cost $8,298,325)		9,150,480

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 107.3% (cost $8,353,373)		9,205,528
Options Written*~ (7.3)%
(premiums received $306,898)		(622,512)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $8,046,475)		8,583,016
Liabilities in excess of other assets(z) (0.0)%		(2,135)

Net Assets 100.0%		$8,580,881

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/26	$5.55		144		14	$8,972,640
SPDR S&P 500 ETF Trust	Put	04/30/26	$554.54		144		14	177,840
Total Options Purchased (cost $8,298,325)								$9,150,480
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	04/30/26	$642.71		144		14	$(531,648)
SPDR S&P 500 ETF Trust	Put	04/30/26	$488.00		144		14	(90,864)
Total Options Written (premiums received $306,898)								$(622,512)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
1